CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues		$ 190,724	$ 206,717	$ 194,239
Cost of revenues		(183,695)	(193,840)	(181,994)
Gross profit		7,029	12,877	12,245
Operating expenses:
Selling and marketing expenses		(2,439)	(5,307)	(5,396)
General and administrative expenses		(3,443)	(2,287)	(1,871)
Total operating expenses		(5,882)	(7,594)	(7,267)
Income from operations		1,147	5,283	4,978
Other income/(expense):
Other income		198	285	671
Interest expense		(110)	(33)	(48)
Total other income		88	252	623
Income before tax expense		1,235	5,535	5,601
Income tax expense		(149)	(920)	(901)
Net income		1,086	4,615	4,700
Other comprehensive income
Foreign currency translation loss, net of taxes		8	(2)	(3)
Total comprehensive income		$ 1,094	$ 4,613	$ 4,697
Net income per share attributable to ordinary shareholders
Net income per share attributable to ordinary shareholders, basic		$ 0.20	$ 0.20	$ 0.04
Net income per share attributable to ordinary shareholders, diluted		$ 0.20	$ 0.20	$ 0.04
Weighted average number of ordinary shares used in computing net income per share
Weighted average number of ordinary shares used in computing net income per share, basic	[1]	23,250,000	23,250,000	24,500,625
Weighted average number of ordinary shares used in computing net income per share, diluted	[1]	23,250,000	23,250,000	24,500,625

[1]	Denotes amount less than US$1,000